                      SUPPLEMENT DATED AUGUST 4, 2010 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In the "Subaccounts" section of your variable annuity prospectus, please replace the subadviser for American Century Variable Portfolios, Inc. -- VP International Fund with "American Century Investment Management, Inc."

19781CBNY SUPPC 08/04/10